Document And Entity Information	Jan. 24, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 24, 2023
Entity Registrant Name	ASHLAND INC.
Entity Central Index Key	0001674862
Entity Emerging Growth Company	false
Securities Act File Number	333-211719
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-2587835
Entity Address, Address Line One	8145 Blazer Drive
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19808
City Area Code	302
Local Phone Number	995-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	ASH
Security Exchange Name	NYSE
Amendment Description	This Current Report on Form 8-K/A is being filed to update the Current Report on Form 8-K filed by Ashland Inc ("Ashland") on January 27, 2023 (the "Original Form 8-K") in connection with the results of Ashland's Annual Stockholder Meeting held on January 24, 2023 (the "Annual Meeting"). The main purpose of this amendment is to correct minor errors in the Annual Meeting results for Proposal 1 and 3 as reported under Item 5.07 in the Original 8-K and to restate the entire Proposal 1 and 3 results as follows: